DIRECT DIAL 312.407.0641 DIRECT FAX 312.827.9362 EMAIL ADDRESS KEVIN.HARDY@SKADDEN.COM	SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP 155 NORTH WACKER DRIVE CHICAGO, ILLINOIS 60606-1720 TEL: (312) 407-0700 FAX: (312) 407-0411 www.skadden.com

FIRM/AFFILIATE
OFFICES

-----------

BOSTON

HOUSTON

LOS ANGELES

NEW YORK

PALO ALTO

WASHINGTON, D.C.

WILMINGTON

-----------

BEIJING

BRUSSELS

FRANKFURT

HONG KONG

LONDON

MOSCOW

MUNICH

PARIS

SÃO PAULO

SEOUL

SHANGHAI

SINGAPORE

TOKYO

TORONTO

October 1, 2018

Securities and Exchange Commission 100 F Street N.E. Washington, DC 20549

RE:	XAI Octagon Floating Rate & Alternative Income Term Trust –

Shelf Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of XAI Octagon Floating Rate & Alternative Income Term Trust (the “Trust”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 (the “Registration Statement”). The Registration Statement relates to the offering of the Trust’s common shares, including pursuant to rights to subscribe for the Trust’s common shares, on a delayed or continuous basis in reliance on Rule 415 under the Securities Act.

A registration fee of $121.20 has been transmitted prior to filing.

If you have any questions or require any further information with respect to this filing, please call me at (312) 407-0641.

Best regards,

/s/ Kevin T. Hardy
Kevin T Hardy